Revenue and Contract Balances - Schedule of Revenue Concentration (Details)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Customer A [Member]
Schedule of Revenue Concentration [Line Items]
Revenue concentration, percentage	14.52%			[1]
Customer B [Member]
Schedule of Revenue Concentration [Line Items]
Revenue concentration, percentage		[1]	10.07%
Customer C [Member]
Schedule of Revenue Concentration [Line Items]
Revenue concentration, percentage	10.81%			[1]

[1]	Less than 10%